FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES - Additional Information (Details) - Foreign Currency Risk - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Instruments [Line Items]
Percentage of foreign currency forward exchange contract	22.00%	8.00%	5.00%
Outstanding foreign currency forward exchange contracts	$ 0	$ 0	$ 0